Supplement to the
Fidelity® GNMA Fund
September 28, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

MOGB-20-01 1.9862941.103	June 12, 2020

Supplement to the
Fidelity's Government Bond Funds
October 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

GOV-SLMB-20-01 1.9862943.102	June 12, 2020

Supplement to the
Fidelity® Government Income Fund
Class A, Class M, Class C, Class I and Class Z
October 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

AGVT-AGVTIB-20-01 1.844947.113	June 12, 2020

Supplement to the
Fidelity® Total Bond K6 Fund
October 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

TBDK6B-20-01 1.9899407.100	June 12, 2020

Supplement to the
Fidelity Simplicity RMD Income Fund℠, Fidelity Simplicity RMD 2005 Fund℠, Fidelity Simplicity RMD 2010 Fund℠, Fidelity Simplicity RMD 2015 Fund℠ and Fidelity Simplicity RMD 2020 Fund℠
September 28, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

SRDB-20-01 1.9899415.100	June 12, 2020

Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠
September 28, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

MRIB-20-01 1.9899425.100	June 12, 2020

Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠
Class A and Class I
September 28, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

AMRIB-20-01 1.9899438.100	June 12, 2020

Supplement to the
Fidelity Simplicity RMD 2025 Fund℠
August 9, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

R98B-20-01 1.9899428.100	June 12, 2020

Supplement to the
Fidelity Managed Retirement 2030 Fund℠
August 9, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

R97B-20-01 1.9899421.100	June 12, 2020

Supplement to the
Fidelity Managed Retirement 2030 Fund℠
Class A and Class I
August 9, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

AR97B-20-01 1.9899429.100	June 12, 2020

Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠
Class K
July 26, 2019
As Revised October 5, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

MRI-KB-20-01 1.9899423.100	June 12, 2020

Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠
Class K6
July 26, 2019
As Revised October 5, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

MRI-K6B-20-01 1.9899424.100	June 12, 2020

Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠
Class Z6
July 26, 2019
As Revised October 5, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

MRI-Z6B-20-01 1.9899426.100	June 12, 2020

Supplement to the
Fidelity Managed Retirement 2030 Fund℠
Class Z6
August 9, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

R97Z6B-20-01 1.9899422.100	June 12, 2020

Supplement to the
Fidelity Managed Retirement 2030 Fund℠
Class K
August 9, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

R97-KB-20-01 1.9899419.100	June 12, 2020

Supplement to the
Fidelity Managed Retirement 2030 Fund℠
Class K6
August 9, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “Investment Policies and Limitations” section.

Disruption to Financial Markets and Related Government Intervention.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

R97-K6B-20-01 1.9899420.100	June 12, 2020